Total
Atlas U.S. Tactical Income Fund
ATLAS U.S. TACTICAL INCOME FUND, INC.
Investment Objectives
The Fund seeks to maximize total return, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. Each share class has different expenses but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section on page 14 of this Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Atlas U.S. Tactical Income Fund	Atlas U.S. Tactical Income Fund Class A		Atlas U.S. Tactical Income Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	[1]	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	[2]	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%		1.00%
[1]	Shares purchased through the Fund’s Transfer Agent, Ultimus Fund Solutions, LLC, will not be subject to sales charge.
[2]	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through the Distributor or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $2,500,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Atlas U.S. Tactical Income Fund		Atlas U.S. Tactical Income Fund Class A	Atlas U.S. Tactical Income Fund Class C
Management Fees	[1]	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Interest Expense		0.13%	0.13%
Other Expenses		0.47%	0.46%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.91%	2.65%
[1]	Investment advisory (“Management”) fees are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. In addition, the Management Fee shown in the table above reflects the maximum rate that may be applied based on limitations on leverage under the Investment Company Act of 1940, as amended. This rate may not be indicative of the Management Fee in future years because the Fund may take a lower amount of leverage at different periods of time. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to the Adviser.
[2]	Acquired Fund Fees and Expenses represent the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund’s financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund and for Class A shares, with an initial sales load of 3.50%. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought through the Distributor or a Selected Dealer, without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Atlas U.S. Tactical Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Atlas U.S. Tactical Income Fund Class A	637	929	1,345	2,505
Atlas U.S. Tactical Income Fund Class C	268	823	1,405	2,983

Expense Example, No Redemption - Atlas U.S. Tactical Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Atlas U.S. Tactical Income Fund Class A	537	929	1,345	2,505
Atlas U.S. Tactical Income Fund Class C	268	823	1,405	2,983

The examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown above.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment strategy by constructing a portfolio of securities as described below. The Fund relies on the professional judgment of the Investment Adviser to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the Investment Adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Investment Adviser believes that they no longer represent relatively attractive investment opportunities.

●	The Fund invests primarily in fixed-income securities, including U.S. government, mortgage-backed, and corporate debt securities, and municipal obligations. Under no circumstances will the Fund have the flexibility to invest in direct or indirect obligations of the Commonwealth of Puerto Rico or any of its instrumentalities.

●	The Fund normally will invest at least 80% of its assets in a diversified portfolio of U.S. fixed-income instruments of varying maturities.

●	The Fund will generally invest up to 20% of its total assets in large capitalization stocks including through the use of passive investments, such as exchange traded funds (“ETFs”).

●	The Fund may invest up to 10% of its assets in below investment-grade fixed income securities (or unrated fixed income securities deemed by the Investment Adviser to be of comparable credit quality). Investment-grade refers to fixed income securities that are rated “AAA,” “AA,” “A” or “BBB” by Standard & Poor’s, Inc. (“S&P”), a Division of The McGraw Hill Companies ), “Aaa,” “Aa,” “A” or “Baa” by Moody’s Investors Service, Inc., “AAA,” “AA,” “A” or “BBB” by Fitch Ratings, (“Fitch”) without regard to any gradations within such categories, or within the four highest investment grade categories (without regard to any gradations within such categories) by any other nationally recognized statistical rating organization, or, if not rated, are considered by the Investment Adviser to be of comparable credit quality. Below investment-grade fixed income securities are also known as “junk bonds” which are speculative and subject to greater credit risk, price volatility and risk of loss than investment-grade securities.

●	The Fund may invest up to 20% of its total assets in fixed income securities or large capitalization stocks (mainly ETFs) of foreign issuers in dollar denominations.

●	The Fund is authorized to engage in borrowing and other forms of leverage to increase amounts available for investment. Reverse repurchase agreements may be considered to be a type of borrowing.

Principal Risks of Investing in the Fund

You may lose money by investing in the Fund. The following is a summary discussion of the principal risks of investing in the Fund. There can be no guarantee that the Fund will meet its investment objective or that the performance of the Fund will be positive for any period of time. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this Prospectus.

●	Management Risk. The Investment Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the Investment Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

●	Market Risk. The prices of, and the income generated by, the bonds, common stocks and other securities held by the Fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; currency exchange rate, interest rate and commodity price fluctuations; market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

●	Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

●	Interest Rate Risk. During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A low or declining interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

●	Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

●	Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund’s cash available for reinvestment in higher yielding securities.

●	Prepayment (or Call) Risk. Because many issuers of fixed-income securities have an option to prepay their fixed income securities, the exercise of such option may result in a decreased rate of return and a decline in value of those securities and accordingly, a decline in the Fund’s net asset value (“NAV”). Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yield on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid to purchase the securities.

●	High-Yield Risk. The Fund’s high-yield fixed income securities, sometimes known as “junk bonds” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely affect the Fund’s return and NAV. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

●	U.S. Government Securities Risk. Securities backed by the U.S. Treasury, or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

●	LIBOR Risk. Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short term Eurodollar deposits between major international banks. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR- related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

●	Investment Company Risk. Investment company risk includes the risks of investing in investment companies, including ETFs, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices, and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

●	Leverage Risk. The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

An investment in the Fund is not a bank deposit or obligation, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and may lose value. The SAI provides additional information on risks associated with investing in the Fund.

Performance

Although the Fund has been in continuous operation since October 1, 2015, the Fund has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”) only since June 17, 2021 and therefore does not yet have performance history for a full calendar year to report. Once the Fund has returns for a full calendar year pursuant to its 1940 Act registration, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting vhttps://www.atlas-am.com or calling 1 (855) 969-8440.